Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables and prepayments [Abstract]
Prepaid research and development expenses	$ 314,165	$ 978,044
Prepaid insurance	92,035	82,060
Prepaid service fee	90,857	174,114
Rental deposits	12,011	12,022
Prepaid rental expenses	13,205	14,251
Other receivables	47,697	74,176
Others	23,508	44,329
Total	$ 593,478	$ 1,378,996